Financial assets - Fair value of financial assets not at fair value (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	€ 976,298	€ 995,482
Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	987,836	1,005,554
Loans and advances | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	949,131	965,693
Loans and advances | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	960,074	975,523
Debt instruments asset | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	27,167	29,789
Debt instruments asset | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	€ 27,762	€ 30,031